JOINT VENTURES - Investment in Joint Venture and affiliates (Details) - USD ($)	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
JOINT VENTURES
Investments in joint ventures and affiliates, Assets	$ 24,652,792	$ 25,321,028	$ 19,072,055
Investments in joint ventures and affiliates, Liabilities	1,548,829	1,970,903	2,012,298
Semya S.A.
JOINT VENTURES
Investments in joint ventures and affiliates, Assets			2,972,239
Synertech Industrias S.A.
JOINT VENTURES
Investments in joint ventures and affiliates, Assets	24,619,773	25,297,376	16,099,816
Indrasa Biotecnologia S.A.
JOINT VENTURES
Investments in joint ventures and affiliates, Assets	33,019	23,652
Trigall Genetics S.A.
JOINT VENTURES
Investments in joint ventures and affiliates, Liabilities	$ 1,548,829	$ 1,970,903	$ 2,012,298